Other Assets	12 Months Ended
Dec. 31, 2023
Vaso Corporation and Subsidaries [Member]
Other Assets [Line Items]
OTHER ASSETS

NOTE I — OTHER ASSETS

Other assets consist of the following:

	(in thousands)
	December 31, 2023	December 31, 2022
Deferred commission expense – noncurrent	$3,821	$3,864
Trade receivables – noncurrent	1,021	792
Other, net of allowance for loss on loan receivable of $412 at December 31, 2023 and 2022	60	70
	$4,902	$4,726